Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The financial statements of 60P and its subsidiary are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company has prepared the accompanying consolidated condensed financial statements pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”). These financial statements are unaudited and, in the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2024 due to various factors. These consolidated condensed financial statements should be read in conjunction with the audited consolidated financial statements and related notes thereto as of and for the years ended December 31, 2023 and 2022, included in the Company’s annual report on Form 10-K, as filed with the SEC on April 1, 2024 (the “Annual Report”). Certain information and footnote disclosures that would substantially duplicate the disclosures contained in the Annual Report have been omitted.

Basis of Presentation

The financial statements of 60P and its subsidiaries are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company has prepared the accompanying consolidated financial statements pursuant to the instructions to Form 10-K and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature.

Principles of Consolidation and Noncontrolling Interest

(b) Principles of Consolidation and Noncontrolling Interest

The Company’s consolidated condensed financial statements include the financial statements of its majority owned subsidiary 60P Australia Pty Ltd. All significant intercompany accounts and transactions have been eliminated in consolidation.

On August 2, 2023, Geoffrey Dow assigned his interest in 60P Australia Pty Ltd, of 904,436 common shares to the Company for no consideration, thereby increasing the proportional ownership of 60P, Inc. in 60P Australia Pty Ltd from 87.53% to 96.61%. The purpose of this assignment was to eliminate the related party conflict associated with Geoffrey Dow’s ultimate beneficial ownership in 60P Australia Pty Ltd being greater than that of other 60P, Inc. shareholders. The increase in the Company’s proportional interest is reflected as a contribution from noncontrolling interest in the accompanying consolidated condensed statement of shareholders’ equity (deficit).

For entities that are consolidated, but not 100% owned, a portion of the income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by us is included in Noncontrolling Interest in the consolidated condensed financial statements.

Principles of Consolidation and Noncontrolling Interest

The Company’s consolidated financial statements include the financial statements of its majority owned subsidiary 60P Australia Pty Ltd, as well as the financial statements of 60P Singapore Pty Lte, a wholly owned subsidiary of 60P Australia Pty Ltd. All significant intercompany accounts and transactions have been eliminated in consolidation. 60P Singapore Pty Lte was closed via dissolution as of March 31, 2022. 60P Singapore Pty Lte was originally set up to conduct research in Singapore. The entity had no assets and its liabilities were to both 60P Australia Pty Ltd, its direct owner, and 60P. Through consolidation accounting the closure of the business unit resulted in a currency exchange gain.

For entities that are consolidated, but not 100% owned, a portion of the income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by us is included in Noncontrolling Interest in the consolidated financial statements.

On August 2, 2023, Geoffrey Dow assigned his interest in 60P Australia Pty Ltd, of 904,436 common shares to the Company for no consideration, thereby increasing the proportional ownership of 60P, Inc. in 60P Australia Pty Ltd from 87.53% to 96.61%. The purpose of this assignment was to eliminate the related party conflict associated with Geoffrey Dow’s ultimate beneficial ownership in 60P Australia Pty Ltd being greater than that of other 60P, Inc. shareholders. The increase in the Company’s proportional interest is reflected as a Contribution from Noncontrolling Interest in the accompanying Consolidated Statements of Shareholders’ and Members’ Equity (Deficit).

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those estimates may be material. Significant estimates include the reserve for inventory, and derivative liabilities.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those estimates may be material. Significant estimates include the reserve for inventory, deferred compensation, derivative liabilities, and valuation allowance for the deferred tax asset.

Reverse Stock Split

(d) Reverse Stock Split

Following stockholder approval in July 2024, the Company effected a reverse stock split at a ratio of 1:12 (the “Reverse Stock Split”), which was effective as of August 12, 2024. Proportional adjustments were made to the number of shares of common stock issuable upon exercise or conversion of the Company’s equity awards, warrants, and other equity instruments convertible into common stock, as well as the respective exercise prices, if applicable in accordance with the terms of the instruments. Unless otherwise noted, all references to numbers of shares of the Company’s common stock and per share information presented in these consolidated condensed financial statements have been retroactively adjusted, as appropriate, to reflect the Reverse Stock Split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents

The Company’s cash consists of cash deposited in demand accounts at financial institutions, which are insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company considers short-term highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash and cash equivalents, at times, may exceed the FDIC insurable limits (currently $250,000). The Company has not experienced any losses related to amounts in excess of FDIC Limits. The Company periodically assesses the credit risk associated with these financial institutions and believes that the risk of loss is minimal.

Cash and Cash Equivalents

The Company’s cash consists of cash deposited in demand accounts at financial institutions, which are insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company considers short-term highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash and cash equivalents, at times, may exceed the FDIC insurable limits (currently $250,000). The Company has not experienced any losses related to amounts in excess of FDIC Limits. The Company periodically assesses the credit risk associated with these financial institutions and believes that the risk of loss is minimal. The Company does not hold any cash equivalents, which would consist of highly liquid investments with original maturities of three months or less at the time of purchase.

Short-term Investments

(f) Short-term Investments

Short-term investments consist of certificates of deposit with original maturities of greater than three months and less than twelve months, which are classified as held-to-maturity as the Company has the intent and ability to hold these investments until they mature. The classification of short-term investments is determined at the time of purchase and is reevaluated at each balance sheet date. Short-term investments are reported at amortized cost.

Accounts Receivable and Allowance for Doubtful Accounts

(g) Accounts Receivable and Allowance for Doubtful Accounts

The Company records accounts receivable at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts to reflect any loss anticipated on the trade accounts receivable balances and charged to the provision for doubtful accounts. Based on the Company’s history there has been no need to make a recording to Allowance for Doubtful Accounts. Most of the Company’s revenue has been earned via government contracts, an Australian pharmaceutical distributor, and a large American pharmaceutical distributor. There was no allowance as of September 30, 2024 or December 31, 2023. As the Company continues to engage with smaller distributors, we will continue to analyze whether an allowance should be established. As of September 30, 2024, the American pharmaceutical distributor accounted for 96% of the accounts receivable balance (79% as of December 31, 2023) and the US government accounted for none of the outstanding accounts receivable balance (13% as of December 31, 2023).

Accounts Receivable and Allowance for Doubtful Accounts

The Company records accounts receivable at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts to reflect any loss anticipated on the trade accounts receivable balances and charged to the provision for doubtful accounts. Based on the Company’s history there has been no need to make a recording to Allowance for Doubtful Accounts. Most of the Company’s revenue has been earned via government contracts, an Australian pharmaceutical distributor and a large American pharmaceutical distributor. There was no allowance as of December 31, 2023 and December 31, 2022. As the Company continues to engage with smaller distributors, we will continue to analyze whether an allowance should be established. At December 31, 2023, the US government accounted for 13% of the outstanding accounts receivable balance (66% at December 31, 2022) and the American pharmaceutical distributor accounted for 79% of the outstanding accounts receivable balance (30% for the year ended December 31, 2022).

Inventory

(h) Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is comprised of direct materials and, where applicable, costs that have been incurred in bringing the inventories to their present location and condition. The Company uses the Specific Identification method per lot. A box price is calculated per lot number and sales are recognized by their lot number.

The Company regularly monitors its inventory levels to identify inventory that may expire or has a cost basis in excess of its estimated realizable value, and records write-downs for inventory that has expired, inventory that has a cost basis in excess of its expected net realizable value, and inventory in excess of expected sales requirements. Any write-downs of inventories are charged to Cost of Revenues in the Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income. During the three months ended September 30, 2024 and 2023, write-downs for expired inventory totaled $1,165 and $0, respectively ($18,490 and $94,977 for the nine months ended September 30, 2024 and 2023, respectively).

Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is comprised of direct materials and, where applicable, costs that have been incurred in bringing the inventories to their present location and condition. The Company uses the Specific Identification method per lot. A box price is calculated per lot number and sales are recognized by their lot number.

The Company regularly monitors its inventory levels to identify inventory that may expire or has a cost basis in excess of its estimated realizable value, and records write-downs for inventory that has expired, inventory that has a cost basis in excess of its expected net realizable value, and inventory in excess of expected sales requirements. Any write-downs of inventories are charged to Cost of Revenues in the Consolidated Statements of Operations and Comprehensive Loss. During the year ended December 31, 2023, write-downs for expired inventory totaled $191,111 ($162,222 for the year ended December 31, 2022).

Derivative Liabilities

(i) Derivative Liabilities

The Company assesses the classification of its derivative financial instruments each reporting period, which formerly consisted of bridge shares, convertible notes payable, and certain warrants, and determined that such instruments qualified for treatment as derivative liabilities as they met the criteria for liability classification under ASC 815. As of September 30, 2024, the Company’s derivative financial instruments consist of contingent payment arrangements.

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic No. 480, (“ASC 480”), Distinguishing Liabilities from Equity and FASB ASC Topic No. 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations, as a component of other income or expense as change in fair value of derivative liabilities. The Company uses a Monte Carlo simulation model or a probability-weighted discounted cash flow model to determine the fair value of these instruments.

Upon conversion or repayment of a debt or equity instrument in exchange for equity shares, where the embedded conversion option has been bifurcated and accounted for as a derivative liability (generally convertible debt and warrants), the Company records the equity shares at fair value on the date of conversion, relieves all related debt, derivative liabilities, and unamortized debt discounts, and recognizes a net gain or loss on debt extinguishment, if any.

Equity or liability instruments that become subject to reclassification under ASC Topic 815 are reclassified at the fair value of the instrument on the reclassification date.

Derivative Liabilities

The Company assesses the classification of its derivative financial instruments each reporting period, which formerly consisted of bridge shares, convertible notes payable, and certain warrants, and determined that such instruments qualified for treatment as derivative liabilities as they met the criteria for liability classification under ASC 815. As of December 31, 2023, the Company’s derivative financial instruments consist of contingent payment arrangements.

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic No. 480, (“ASC 480”), Distinguishing Liabilities from Equity and FASB ASC Topic No. 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations (other income/expense) as change in fair value of derivative liabilities. The Company uses a Monte Carlo Simulation Model to determine the fair value of these instruments.

Upon conversion or repayment of a debt or equity instrument in exchange for equity shares, where the embedded conversion option has been bifurcated and accounted for as a derivative liability (generally convertible debt and warrants), the Company records the equity shares at fair value on the date of conversion, relieves all related debt, derivative liabilities, and unamortized debt discounts, and recognizes a net gain or loss on debt extinguishment, if any.

Equity or liability instruments that become subject to reclassification under ASC Topic 815 are reclassified at the fair value of the instrument on the reclassification date.

Equity-Classified Warrants

(j) Equity-Classified Warrants

As of September 30, 2024, the Company accounts for all outstanding warrants to purchase common stock as equity-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815. This assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the respective issuance dates and as of each subsequent reporting period while the warrants are outstanding.

Equity-Classified Warrants

The Company accounts for the Tradeable Warrants, the Non-tradeable Warrants, the Representative Warrants, and the Bridge Warrants (following the IPO, see Note 6) as equity-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815. This assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the respective issuance dates and as of each subsequent reporting period while the warrants are outstanding.

Concentrations

(k) Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, inventory purchases, and borrowings.

Significant customers represent any customer whose business makes up 10% of receivables or revenues. At September 30, 2024, significant customers represented 97% of receivables (consisting of two customers and one significant customer at 97%). At December 31, 2023, significant customers represented 92% of receivables (consisting of three customers and two significant customers at 79% and 13%, respectively). For the three months ended September 30, 2024, 92% of total net revenues (consisting of two customers and one significant customer) were generated from significant customers. For the three months ended September 30, 2023, 100% of total net revenues (consisting of one significant customer) were generated by significant customers. For the nine months ended September 30, 2024, 94% of total net revenues (consisting of three customers and one significant customer) were generated from significant customers. For the nine months ended September 30, 2023, 100% of the revenues were generated by the Company from significant customers, consisting of two customers at 72% and 28%.

Currently, the Company has exclusive relationships with distributors in Australia and Europe. A failure to perform by any of our current distributors would create disruption for patients in those markets.

Since the Company first started working on tafenoquine all inventory has been acquired in a collaborative relationship from a sole vendor. Should the vendor cease to supply tafenoquine, it would take significant costs and efforts to rebuild the supply chain with a new sole vendor sourcing the active pharmaceutical ingredient (“API”).

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable, inventory purchases, and borrowings.

Significant customers represent any customer whose business makes up 10% of receivables or revenues. At December 31, 2023, significant customers represented 92% of receivables (consisting of three customers and two significant customers at 79% and 13%, respectively) and 93% of total net revenues (consisting of two significant customers at 72% and 21%, respectively). At December 31, 2022, 96% of the Company’s receivables (consisting of three customers and two significant customers at 66% and 30%), and 100% of total net revenues (consisting of four customers and three significant at 40%, 39% and 14%, respectively).

Currently, the Company has exclusive relationships with distributors in Australia and Europe. A failure to perform by any of our current distributors would create disruption for patients in those markets. The US government has historically been the Company’s largest customer through a purchase support contract and a clinical study. Both of those activities ended in 2022 and near-term receivables and revenues from the government are not currently anticipated to be significant.

Since the Company first started working on tafenoquine all inventory has been acquired in a collaborative relationship from a sole vendor. Should the vendor cease to supply tafenoquine it would take significant costs and efforts to rebuild the supply chain with a new sole vendor sourcing the active pharmaceutical ingredient (“API”).

As of December 31, 2023, 0% (85% at December 31, 2022) of the Company’s non-related party debt is held by Knight Therapeutics, previously the senior secured lender and also a publicly traded Canadian company.

Business Segments

(l) Business Segments

The Company uses the “management approach” to identify its reportable segments. The management approach requires companies to report segment financial information consistent with information used by management for making operating decisions and assessing performance as the basis for identifying the Company’s reportable segments. A single management team that reports to the Chief Executive Officer comprehensively manages the business. Accordingly, since its inception, the Company has managed its business in one identifiable segment.

Business Segments

The Company uses the “management approach” to identify its reportable segments. The management approach requires companies to report segment financial information consistent with information used by management for making operating decisions and assessing performance as the basis for identifying the Company’s reportable segments. To date, the Company has managed its business in one identifiable segment.

Revenue Recognition

(m) Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic No. 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied. As part of the accounting for these arrangements, the Company may be required to make significant judgments, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each performance obligation.

Revenues from product sales are recorded at the net sales price, or “transaction price,” which may include estimates of variable consideration that result from product returns. The Company determines the amount of variable consideration by using either the expected value method or the most-likely-amount method. The Company includes the unconstrained amount of estimated variable consideration in the transaction price. The amount included in the transaction price reflects the amount for which it is probable that a significant reversal of cumulative revenue recognized will not occur. At the end of each subsequent reporting period, the Company re-evaluates the estimated variable consideration included in the transaction price and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis in the period of adjustment. Reserves are established for the estimates of variable consideration based on the amounts the Company expects to be earned or to be claimed on the related sales.

The Company receives the majority of its revenues from sales of its Arakoda™ product to resellers in the US and abroad. The Company records US commercial revenues as a receivable when our American distributor transfers shipped product to their title model for 60P. Foreign sales to both Australia and Europe are recognized as a receivable at the point product is shipped to distributor. The shipments to Australia and Europe are further subject to profit sharing agreements for boxes sold to customers.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic No. 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied. As part of the accounting for these arrangements, the Company may be required to make significant judgments, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each performance obligation.

Revenues from product sales are recorded at the net sales price, or “transaction price,” which may include estimates of variable consideration that result from product returns. The Company determines the amount of variable consideration by using either the expected value method or the most-likely-amount method. The Company includes the unconstrained amount of estimated variable consideration in the transaction price. The amount included in the transaction price reflects the amount for which it is probable that a significant reversal of cumulative revenue recognized will not occur. At the end of each subsequent reporting period, the Company re-evaluates the estimated variable consideration included in the transaction price and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis in the period of adjustment. Reserves are established for the estimates of variable consideration based on the amounts the Company expects to be earned or to be claimed on the related sales.

The Company receives the majority of its revenues from sales of its Arakoda™ product to resellers in the US and abroad. The Company records US commercial revenues as a receivable when our American distributor transfers shipped product to their title model for 60P. Foreign sales to both Australia and Europe are recognized as a receivable at the point product is shipped to distributor. The shipments to Australia and Europe are further subject to profit sharing agreements for boxes sold to customers.

Research and Development Costs

(n) Research and Development Costs

The Company accounts for research and development costs in accordance with FASB ASC Subtopic No. 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, research and development costs are expensed as incurred. Accordingly, internal research and development costs are expensed as incurred. Prepayments for research and development services are deferred and amortized over the service period as the services are provided. Advance payments for specific materials, equipment, or facilities determined to have no alternative future use are initially deferred and recognized as research and development expense when the related goods are delivered.

The Company recorded $940,063 and $263,703 in research and development expense during the three months ended September 30, 2024 and 2023, respectively, ($4,372,571 and $591,569 for the nine months ended September 30, 2024 and 2023, respectively).

Research and Development Costs

The Company accounts for research and development costs in accordance with FASB ASC Subtopic No. 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, research and development costs are expensed as incurred. Accordingly, internal research and development costs are expensed as incurred. Prepaid research and development costs are deferred and amortized over the service period as the services are provided.

The Company recorded $691,770 in research and development costs during the year ended December 31, 2023 ($525,563 for the year ended December 31, 2022). During the year ended December 31, 2023, the Company has also issued shares of common stock to nonemployees in exchange for research and development services. The Company recognizes prepaid research and development costs on the grant date, as defined in FASB ASC Subtopic No. 718, Compensation-Stock Compensation. See Note 11 for further details.

Fair Value of Financial Instruments and the Fair Value Option (“FVO”)

(o) Fair Value of Financial Instruments and the Fair Value Option (“FVO”)

The carrying value of the Company’s financial instruments included in current assets and current liabilities (such as cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and accrued expenses) approximate their fair value due to the short-term nature of such instruments.

The inputs used to measure fair value are based on a hierarchy that prioritizes observable and unobservable inputs used in valuation techniques. These levels, in order of highest to lowest priority, are described below:

Level 1	-	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2	-	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3	-	Unobservable inputs reflecting the Company’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company may choose to elect the FVO for certain eligible financial instruments, such as certain Promissory Notes, in order to simplify the accounting treatment. Items for which the FVO has been elected are presented at fair value in the Consolidated Condensed Balance Sheets and any change in fair value unrelated to credit risk is recorded in Other Expense, net in the Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income. Changes in fair value related to credit risk are recognized as other comprehensive income or loss. As a result of the completion of the IPO in July 2023, all financial instruments for which the FVO was elected were extinguished. See Note 7 for more information on the extinguishment of the Promissory Notes.

The Company’s financial instruments recorded at fair value on a recurring basis at September 30, 2024, and December 31, 2023 include Derivative Liabilities, which are carried at fair value based on Level 3 inputs. See Note 8 for more information on Derivative Liabilities.

Liabilities measured at fair value at September 30, 2024 and December 31, 2023 are as follows:

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$623,762	$623,762
Total	$-	$-	$623,762	$623,762
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$2,306,796	$2,306,796
Total	$-	$-	$2,306,796	$2,306,796

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the periods presented.

A rollforward of liabilities measured at fair value using Level 3 inputs outstanding during the three and nine months ended September 30, 2024 and 2023 are presented in Note 7 (Debt) and Note 8 (Derivative Liabilities), respectively.

Fair Value of Financial Instruments and the Fair Value Option (“FVO”)

The carrying value of the Company’s financial instruments included in current assets and current liabilities (such as cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses) approximate their fair value due to the short-term nature of such instruments.

The inputs used to measure fair value are based on a hierarchy that prioritizes observable and unobservable inputs used in valuation techniques. These levels, in order of highest to lowest priority, are described below:

Level 1	-	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2	-	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3	-	Unobservable inputs reflecting the Company’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company may choose to elect the FVO for certain eligible financial instruments, such as certain Promissory Notes, in order to simplify the accounting treatment. Items for which the FVO has been elected are presented at fair value in the Consolidated Balance Sheets and any change in fair value unrelated to credit risk is recorded in Other Expense, net in the Consolidated Statements of Operations and Comprehensive Loss. Changes in fair value related to credit risk are recognized in Other Comprehensive Loss. As a result of the completion of the IPO, all financial instruments for which the FVO was elected were extinguished. See Note 8 for more information on the extinguishment of the Promissory Notes.

The Company’s financial instruments recorded at fair value on a recurring basis at December 31, 2023, and December 31, 2022 include Derivative Liabilities, which are carried at fair value based on Level 3 inputs. See Note 9 for more information on Derivative Liabilities.

Liabilities measured at fair value at December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$2,306,796	$2,306,796
Total	$-	$-	$2,306,796	$2,306,796
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$1,494,200	$1,494,200
Total	$-	$-	$1,494,200	$1,494,200

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the periods presented. However, certain liabilities measured at fair value and using Level 3 inputs were extinguished during the year. A rollforward of level 3 liabilities measured at fair value for the years ended December 31, 2023 and 2022 are presented in Notes 8 and 9 for Promissory Notes and Derivative Liabilities, respectively.

Assets and Liabilities Not Measured at Fair Value on a Recurring Basis

(p) Assets and Liabilities Not Measured at Fair Value on a Recurring Basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also measures certain assets and liabilities at fair value on a nonrecurring basis. The Company’s non-financial assets, including Intangible Assets and Property and Equipment, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the assets’ projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized.

As of September 30, 2024, and December 31, 2023, the fair value of Cash and Cash Equivalents, Short-Term Investments, Accounts Receivable, Prepaid Expenses and Other Current Assets, and Accounts Payable and Accrued Expenses approximated their carrying values due to the short-term nature of these assets and liabilities.

Assets and Liabilities Not Measured at Fair Value on a Recurring Basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also measures certain assets and liabilities at fair value on a nonrecurring basis. The Company’s non-financial assets, including Intangible Assets and Property and Equipment, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the assets’ projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized.

As of December 31, 2023 and 2022, the fair value of Cash and Cash Equivalents, Accounts Receivable, Prepaid Expenses and Other Current Assets, and Accounts Payable and Accrued Expenses approximated their carrying values due to the short-term nature of these assets and liabilities.

Foreign Currency Transactions and Translation

(q) Foreign Currency Transactions and Translation

The individual financial statements of each group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency). The consolidated condensed financial statements of the Company are presented in US dollars, which is the functional currency of the Company and the presentation currency for the consolidated condensed financial statements.

For the purpose of presenting consolidated condensed financial statements, the assets and liabilities of the group’s foreign operations are mostly translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized as a component of other comprehensive income (loss) as Unrealized Foreign Currency Translation Gain or Loss.

Exchange rates along with historical rates used in these financial statements are as follows:

	Average Exchange Rate				As of
	Three Months Ended September 30,		Nine Months Ended September 30,		September 30,	December 31,
Currency	2024	2023	2024	2023	2024	2023
1 AUD =	0.67 USD	0.65 USD	0.66 USD	0.67 USD	0.69 USD	0.68 USD

Foreign Currency Transactions and Translation

The individual financial statements of each group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency). The consolidated financial statements of the Company are presented in US dollars, which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the group’s foreign operations are mostly translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized as a component of other comprehensive income (loss) as Unrealized Foreign Currency Translation Gain (Loss).

Exchange rates along with historical rates used in these financial statements are as follows:

Average Exchange Rate
	Year Ended December 31,		As of
Currency	2023	2022	December 31, 2023	December 31, 2022
1 AUD =	0.66 USD	0.69 USD	0.68 USD	0.68 USD
1 SGD =	NA	1.02 AUD*	NA	1.02 AUD*
*	Through 4/30/2022 (account closure date)

Reclassifications

(r) Reclassifications

Certain prior period interim amounts have been reclassified for consistency with the current period presentation. These reclassifications had no material effect on the consolidated condensed results of operations and comprehensive (loss) income, shareholders’ equity (deficit), or cash flows.

Reclassifications

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no material effect on the consolidated results of operations and comprehensive loss, shareholders’ and members’ equity (deficit), or cash flows.

Share-Based Payments

(s) Share-Based Payments

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan also referred to as (“2022 Plan”). The 2022 Plan and related share-based awards are discussed more fully in Note 10.

The Company accounts for share-based payments in accordance with ASC Subtopic 718, Compensation - Stock Compensation (“ASC 718”). The Company measures compensation for all share-based payment awards granted to employees, directors, and nonemployees, based on the estimated fair value of the awards on the date of grant. For awards that vest based on continued service, the service-based compensation cost is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the awards. For service vesting awards with compensation expense recognized on a straight-line basis, at no point in time does the cumulative grant date value of vested awards exceed the cumulative amount of compensation expense recognized. The grant date is determined based on the date when a mutual understanding of the key terms of the share-based awards is established. The Company accounts for forfeitures as they occur.

The Company estimates the fair value of all stock option awards as of the grant date by applying the Black-Scholes option pricing model. The application of this valuation model involves assumptions, including the fair value of the common stock, expected volatility, risk-free interest rate, expected dividends and the expected term of the option. Due to the lack of a public market for the Company’s common stock prior to the IPO and lack of company-specific historical implied volatility data, the Company has based its computations of expected volatility on the historical volatility of a representative group of public companies with similar characteristics of the Company, including stage of development and industry focus. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The Company uses the simplified method as prescribed by the SEC Staff Accounting Bulletin Topic 14, Share-Based Payment, to calculate the expected term for stock options, whereby, the expected term equals the midpoint of the weighted average remaining time to vest, vesting period and the contractual term of the options due to its lack of historical exercise data. The risk-free interest rate is based on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of significant judgment.

Compensation expense for restricted stock units (“RSUs”) with only service-based vesting conditions is recognized on a straight-line basis over the vesting period. Compensation cost for service-based RSUs is based on the grant date fair value of the award, which is the closing market price of the Company’s common stock on the grant date multiplied by the number of shares awarded.

For awards that vest upon a liquidity event or a change in control, the performance condition is not probable of being achieved until the event occurs. As a result, no compensation expense is recognized until the performance-based vesting condition is achieved, at which time the cumulative compensation expense is recognized. Compensation cost related to any remaining time-based service for share-based awards after the liquidity-based event is recognized on a straight-line basis over the remaining service period.

For fully vested, nonforfeitable equity instruments that are granted at the date the Company and a nonemployee enter into an agreement for goods or services, the Company recognizes the fair value of the equity instruments on the grant date. The corresponding cost is recognized as an immediate expense or a prepaid asset and expensed over the service period depending on the specific facts and circumstances of the agreement with the nonemployee. See Note 10 for further details.

Share-Based Payments

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan also referred to as (“2022 Plan”). The 2022 Plan and related share-based awards are discussed more fully in Note 11.

The Company measures compensation for all share-based payment awards granted to employees, directors, and nonemployees, based on the estimated fair value of the awards on the date of grant. For awards that vest based on continued service, the service-based compensation cost is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the awards. For service vesting awards with compensation expense recognized on a straight-line basis, at no point in time does the cumulative grant date value of vested awards exceed the cumulative amount of compensation expense recognized. The grant date is determined based on the date when a mutual understanding of the key terms of the share-based awards is established. The Company accounts for forfeitures as they occur.

The Company estimates the fair value of all stock option awards as of the grant date by applying the Black-Scholes option pricing model. The application of this valuation model involves assumptions, including the fair value of the common stock, expected volatility, risk-free interest rate, expected dividends and the expected term of the option. Due to the lack of a public market for the Company’s common stock prior to the IPO and lack of company-specific historical implied volatility data, the Company has based its computations of expected volatility on the historical volatility of a representative group of public companies with similar characteristics of the Company, including stage of development and industry focus. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The Company uses the simplified method as prescribed by the SEC Staff Accounting Bulletin Topic 14, Share-Based Payment, to calculate the expected term for stock options, whereby, the expected term equals the midpoint of the weighted average remaining time to vest, vesting period and the contractual term of the options due to its lack of historical exercise data. The risk-free interest rate is based on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of significant judgment.

Compensation expense for restricted stock units (“RSUs”) with only service-based vesting conditions is recognized on a straight-line basis over the vesting period. Compensation cost for service-based RSUs is based on the grant date fair value of the award, which is the closing market price of the Company’s common stock on the grant date multiplied by the number of shares awarded.

For awards that vest upon a liquidity event or a change in control, the performance condition is not probable of being achieved until the event occurs. As a result, no compensation expense is recognized until the performance-based vesting condition is achieved, at which time the cumulative compensation expense is recognized. Compensation cost related to any remaining time-based service for share-based awards after the liquidity-based event is recognized on a straight-line basis over the remaining service period.

For fully vested, nonforfeitable equity instruments that are granted at the date the Company and a nonemployee enter into an agreement for goods or services, the Company recognizes the fair value of the equity instruments on the grant date. The corresponding cost is recognized as an immediate expense or a prepaid asset and expensed over the service period depending on the specific facts and circumstances of the agreement with the nonemployee. See Note 11 for further details.

Leases

(t) Leases

The Company applies ASC Topic 842, Leases (“ASC 842”) to its operating leases, which are reflected on the Consolidated Condensed Balance Sheets within Right of Use (ROU) Asset and the related current and non-current operating Lease Liability. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreements. Leases with an initial term of twelve months or less are not recorded on the balance sheet. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

The Company determines if an arrangement is a lease at contract inception. The Company’s contracts are determined to contain a lease when all of the following criteria, based on the specific circumstances of the arrangement, are met: (1) there is an identified asset for which there are no substantive substitution rights; (2) the Company has the right to obtain substantially all of the economic benefits from the identified asset; and (3) the Company has the right to direct the use of the identified asset.

At the commencement date, operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of future lease payments over the expected lease term. The Company’s lease agreement does not provide an implicit rate. As a result, the Company utilizes an estimated incremental borrowing rate (“IBR”), to discount lease payments, which represents the rate of interest the Company would pay to borrow, on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment.

Leases

The Company applies ASC Topic 842, Leases (“ASC 842”) to its operating leases, which are reflected on the consolidated balance sheets within Right of Use (ROU) Asset and the related current and non-current operating Lease Liability. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreements. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

The Company determines if an arrangement is a lease at contract inception. The Company’s contracts are determined to contain a lease when all of the following criteria, based on the specific circumstances of the arrangement, are met: (1) there is an identified asset for which there are no substantive substitution rights; (2) the Company has the right to obtain substantially all of the economic benefits from the identified asset; and (3) the Company has the right to direct the use of the identified asset.

At the commencement date, operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of future lease payments over the expected lease term. The Company’s lease agreement does not provide an implicit rate. As a result, the Company utilizes an estimated incremental borrowing rate (“IBR”), to discount lease payments, which represents the rate of interest the Company would pay to borrow, on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment.

Net Loss per Common Share

(u) Net (Loss) Income per Common Share

Net (Loss) Income per Common Share is computed by dividing net (loss) income attributable to common shareholders by the weighted average number of common shares outstanding during each period. The Company has included the Pre-Funded Warrants issued in January 2024 and September 2024 (See Note 6) in its computation of basic and diluted net (loss) income per share due to their nominal exercise prices. The cumulative dividends accrued on the Series A Preferred Stock during the period are reflected as an addition to net loss or a reduction of net income in determining basic and diluted net (loss) income attributable to common stockholders.

As the Company reported a net loss for the nine months ended September 30, 2024 and 2023 and the three months ended September 30, 2024, the calculation of diluted net loss per common share is the same as basic net loss per common share. For the three months ended September 30, 2023, all securities that could potentially dilute basic earnings per share in the future have been excluded from the diluted calculation because the effect would be antidilutive. The potential dilutive securities for the three months ended September 30, 2023 included: common stock warrants, stock options and unvested restricted stock units granted under the 2022 Plan.

As a result of the Reverse Stock Split, which was effective as of August 12, 2024, all shares of outstanding common stock and net (loss) income per common share calculations have been retroactively adjusted for all periods presented.

Net Loss per Common Share

Net Loss per Common Share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during each period. For the purposes of calculating the weighted average number of common shares outstanding for periods prior to the Merger (See Note 6), each of 60P LLC’s outstanding membership units as of June 1, 2022 have been retrospectively adjusted for the equivalent number of common shares issued pursuant to the Merger. The cumulative dividends accrued on the Series A Preferred Stock during the period are reflected as an addition to net loss in determining basic and diluted net loss attributable to common stockholders.

As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

Related Parties

(v) Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Subsequent Events

(w) Subsequent Events

The Company considers events or transactions that occur after the balance sheet date, but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through November 14, 2024, which is the date the consolidated condensed financial statements were issued. See Note 12.

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date, but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through April 1, 2024, which is the date the financial statements were issued. See Note 13.

Recently Adopted and Issued Accounting Pronouncements

(x) Recently Issued Accounting Pronouncements

From time to time, the FASB issues Accounting Standards Updates (“ASU”) to amend the authoritative literature in the ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on the Company’s financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses and segment profit or loss. The ASU also requires entities with a single reportable segment to provide all segment disclosures under ASC 280, including the new required disclosures under the ASU. The ASU is effective for all public entities with fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The ASU must be applied retrospectively. The Company is currently evaluating the impact that ASU 2023-07 will have on its financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (ASC 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that ASU 2023-09 will have on its financial statement disclosures.

Recently Adopted and Issued Accounting Pronouncements

From time to time, the FASB issues Accounting Standards Updates (“ASU”) to amend the authoritative literature in the ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on these consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Among other changes, the new guidance removes from U.S. GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. As a result, after adopting the guidance, entities will no longer separately present such embedded conversion features in equity and will instead account for the convertible debt wholly as debt. The new guidance also requires use of the “if-converted” method when calculating the dilutive impact of convertible debt on earnings per share, which is consistent with the Company’s current accounting treatment under the current guidance. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, but only at the beginning of the fiscal year. The Company adopted this pronouncement on January 1, 2022; however, the adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.

This latter standard provides clarification and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. This standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Issuers should apply the new standard prospectively to modifications or exchanges occurring after the effective date of the new standard.

Early adoption is permitted, including adoption in an interim period. If an issuer elects to early adopt the new standard in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The Company’s adoption of this standard in 2022 did not have a material effect on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with Accounting Standards Codification Topic 606. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company’s adoption of ASU 2021-08 did not have an effect on its consolidated financial statements.

In November 2023, the FASB issued 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses and segment profit or loss. The ASU also requires entities with a single reportable segment to provide all segment disclosures under ASC 280, including the new required disclosures under the ASU. The ASU is effective for all public entities with fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The ASU must be applied retrospectively. The Company is currently evaluating the impact that ASU 2023-07 will have on its financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (ASC 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that ASU 2023-09 will have on its financial statement disclosures.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Normal repairs and maintenance costs are charged to earnings as incurred and additions and major improvements are capitalized. The cost of assets retired or otherwise disposed of and the related depreciation are eliminated from the accounts in the period of disposal and the resulting gain or loss is credited or charged to earnings.

Depreciation is computed over the estimated useful lives of the related asset type or term of the operating lease using the straight-line method for financial statement purposes. The estimated service lives for Property and Equipment is either three (3), five (5) or seven (7) years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets, such as property and equipment and identifiable intangibles with finite useful lives, are periodically evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We look for indicators of a trigger event for asset impairment and pay attention to any adverse change in the extent or manner in which the asset is being used or in its physical condition. Assets are grouped and evaluated for impairment at the lowest level of which there are identifiable cash flows, which is generally at a location level. Assets are reviewed using factors including, but not limited to, our future operating plans and projected cash flows. The determination of whether impairment has occurred is based on an estimate of undiscounted future cash flows directly related to the assets, compared to the carrying value of the assets. If the sum of the undiscounted future cash flows of the assets does not exceed the carrying value of the assets, full or partial impairment may exist. If the asset’s carrying amount exceeds its fair value, an impairment charge is recognized in the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined using an income approach, which requires discounting the estimated future cash flows associated with the asset.

Intangible Assets

Intangible Assets

The Company capitalizes its patent and filing fees and legal patent and prosecution fees in connection with internally developed pending patents. When pending patents are issued, patents will be amortized over the expected period to be benefitted, not to exceed the patent lives, which may be as long as ten to fifteen years.

Website Development Costs

Website Development Costs

The Company accounts for website development costs in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic No. 350-50, Website Development Costs. Accordingly, all costs incurred in the planning stage are expensed as incurred, costs incurred in the website application and infrastructure development stage that meet specific criteria are capitalized and costs incurred in the day-to-day operation of the website are expensed as incurred. All costs associated with the websites are subject to straight-line amortization over a three-year period.

Gain/Loss on Debt Extinguishment

Gain/Loss on Debt Extinguishment

Gain or loss on debt extinguishment is generally recorded upon an extinguishment of a debt instrument or the conversion of certain of the Company’s convertible debt determined to have variable share settlement features. Gain or loss on extinguishment of debt is calculated as the difference between the reacquisition price and net carrying amount of the debt, which includes unamortized debt issuance costs and the fair value of any related derivative instruments. In the case of debt instruments for which the fair value option has been elected, the net carrying value is equal to its fair value on the date of extinguishment and no gain or loss is recognized.

IPO and Over-Allotment

IPO and Over-Allotment

The Over-Allotment option granted to the underwriters was evaluated in accordance with the guidance in ASC 480 and ASC 815 and was determined to meet all of the criteria for equity classification. The Company allocated the proceeds from the sale of the IPO units (net of offering costs paid at closing and deferred offering costs incurred prior to the IPO) between the common stock, the Tradeable Warrants, the Non-tradeable Warrants, and the Over-Allotment, using the relative fair value method.

Original Issue Discount (“OID”)

Original Issue Discount (“OID”)

For certain notes issued, the Company may provide the debt holder with an original issue discount. The original issue discount is recorded as a debt discount and is amortized to interest expense using the effective interest method over the life of the debt in the Consolidated Statements of Operations and Comprehensive Loss.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs paid to lenders, or third parties are recorded as debt discounts and amortized to interest expense over the life of the underlying debt instrument, in the Consolidated Statements of Operations and Comprehensive Loss, with the exception of certain debt for which we elected the fair value option. Debt issuance costs associated with debt for which the fair value option is elected are expensed as incurred.

Income Taxes

Income Taxes

60 Degrees Pharmaceuticals, Inc. is a corporation and has accepted the default taxation status of C corporation. The Merger in 2022 (See Note 6) did not materially impact tax matters as 60P LLC had elected to be taxed as a C corporation for income tax purposes at the beginning of 2022. The District of Columbia (“DC”) taxes corporations on form D-20 (DC Corporation Franchise Tax Return) and returns have a minimum tax due of $250 if gross receipts are at $1 million or less and $1,000 if above. The tax years that remain subject to examination by major tax jurisdictions include the years ended December 31, 2020, 2021, 2022 and 2023.

60P Australia Pty Ltd. is subject to the taxes of the Australian Taxation Office and 60P Singapore Pte Ltd. was subject to the taxes of the Inland Revenue Authority of Singapore prior to its dissolution as of March 31, 2022.

Management assesses, on a jurisdictional basis, the available means of recovering deferred tax assets, including the ability to carry-back net operating losses, the existence of reversing temporary differences, the availability of tax planning strategies and available sources of future taxable income. On the basis of this evaluation, the Company has determined that it is more likely than not that the Company will not recognize the benefits of the U.S. Federal, state and net deferred tax assets, and, as a result, a full valuation allowance has been set against its net deferred tax assets as of December 31, 2023 and December 31, 2022.

During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of tax examinations. As of December 31, 2023 and December 31, 2022, no reserves for uncertain tax positions have been established.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as income tax expense. During the years ended December 31, 2023 and 2022 the Company did not recognize interest and penalties related to unrecognized tax benefits.

Segment Information		Segment Information A single management team that reports to the Chief Executive Officer comprehensively manages the business. Accordingly, the Company does not have separately reportable segments.